Share-based payments - Stock options (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Share-based payments
Share-based compensation expense	$ 2,765	$ 8,440	$ 15,896	$ 31,660
Minimum
Share-based payments
Exercise price			$ 2,644
Expiration period			5 years
Maximum
Share-based payments
Exercise price			$ 2,435,400
Expiration period			10 years